Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Jun. 30, 2025
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	29,854,852	27,988,452
Common stock, shares outstanding	29,854,852	27,988,452